NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
Non-controlling Interest
NON-CONTROLLING INTEREST

NOTE 24

NON-CONTROLLING INTEREST

a)	The non-controlling interest included in the equity and the income from the subsidiaries is summarized as follows:

				Other comprehensive income
As of December 31, 2017	Non-controlling	Equity	Income	Available for sale investments	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Agente de Valores Limitada	0.97	389	132	-	-	-	132
Santander S.A. Sociedad Securitizadora	0.36	1	-	-	-	-	-
Santander Corredores de Bolsa Limitada	49.00	21,000	702	470	(134)	336	1,038
Santander Corredora de Seguros Limitada	0.25	167	4	-	-	-	4
Subtotal		21,557	838	470	(134)	336	1,174

Entities controlled through other considerations:
Bansa Santander S.A.(1)	100.00	17,401	10,869	-	-	-	10,869
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	2,925	741	-	-	-	741
Subtotal		20,326	11,610	-	-	-	11,610

Total		41,883	12,448	470	(134)	336	12,784

(1)	In September 2017, Bansa Santander S.A. celebrated a legal cession of rights,which generated an income of Ch$20,663 million before tax (Ch$15,197 million net of taxes)

				Other comprehensive income
As of December 31, 2016	Non-controlling	Equity	Income	Available for sale investments	Deferred tax	Total other comprehensive income	Comprehensive income
%		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Agente de Valores Limitada	0.97	492	116	-	-	-	116
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Santander Corredores de Bolsa Limitada (1)	49.41	19,966	1,130	1,054	(251)	803	1,933
Santander Corredora de Seguros Limitada	0.25	164	7	-	-	-	7
Subtotal		20,624	1,253	1,054	(251)	803	2.056
Entities controlled through other considerations:
Bansa Santander S.A.	100.00	6,533	529	-	-	-	529
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	2,184	583	-	-	-	583
Subtotal		8,717	1,112	-	-	-	1,112

Total		29,341	2,365	1,054	(251)	803	3,168

(1) Ex Santander S.A. Corredores de Bolsa, See Note1.

				Other comprehensive income
As of December 31, 2015	Non-controlling	Equity	Income	Available for sale investments	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Agente de Valores Limitada	0.97	652	98	(4)	1	(3)	95
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Santander S.A. Corredores de Bolsa Ltda	49.41	21,765	816	(128)	29	(99)	717
Santander Corredora de Seguros Limitada	0.25	156	(5)	-	-	-	(5)
Subtotals		22,575	909	(132)	30	(102)	807

Entities controlled through other considerations:
Bansa Santander S.A.	100.00	6,004	334	-	-	-	334
Santander Gestión de Recaudación y Cobranzas Limitada (1)	100.00	1,602	564	-	-	-	564
Multinegocios S.A.	100.00	-	310	-	-	-	310
Servicios Administrativos y Financieros Limitada	100.00	-	550	-	-	-	550
Multiservicios de Negocios Limitada	100.00	-	596	-	-	-	596
Subtotals		7,606	2.354	-	-	-	2,354

Total		30,181	3.263	(132)	30	(102)	3,161

(1) As of June 30, 2015, these entities have finished sales services to the Bank and therefore they have been excluded from the consolidation perimeter.

b) The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2017				2016				2015
				Net income				Net income				Net
	Assets	Liabilities	Capital		Assets	Liabilities	Capital		Assets	Liabilities	Capital	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	76,177	9,803	64,937	1,437	75,000	10,065	62,276	2,659	72,860	10,588	60,765	1,507
Santander Corredores de Bolsa Limitada	88,711	45,855	41,424	1,432	86,473	45,724	38,356	2,393	71,118	26,763	42,618	1,737
Santander Agente de Valores Limitada	44,910	4,732	26,569	13,609	54,486	3,666	38,851	11,969	131,305	64,049	57,554	9,702
Santander S.A. Sociedad Securitizadora	400	50	432	(82)	509	77	512	(80)	566	53	561	(48)
Santander Gestión de Recaudación y Cobranzas Ltda.	10,826	7,901	2,184	741	8,547	6,363	1,602	582	6,194	4,592	1,038	564
Bansa Santander S.A.	25,535	8,134	6,533	10,868	31,301	24,768	6,004	529	31,631	25,627	5,670	334
Total	246,559	76,475	142,079	28,005	256,316	90,663	147,601	18,052	313,674	131,672	168,206	13,796